Condensed Consolidating Financial Information - Condensed Consolidating Statements of Income (Detail) - CAD CAD in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Freight			CAD 6,464	CAD 5,982	CAD 5,550
Other			156	151	145
Total revenues			6,620	6,133	5,695
Operating expenses
Compensation and benefits			1,352	1,385	1,474
Fuel			1,048	1,004	999
Materials			193	160	166
Equipment rents			155	173	206
Depreciation and amortization			552	565	539
Purchased services and other			985	998	1,044
Asset impairments				435	265
Labour restructuring			(4)	(7)	53
Total operating expenses			4,281	4,713	4,746
Operating income			2,339	1,420	949
Less:
Other income and charges			19	17	37
Net interest (income) expense			282	278	276
(Loss) income before income tax expense and equity in net earnings of subsidiaries			2,038	1,125	636
Less: Income tax (recovery) expense	CAD 7	CAD 11	562	250	152
Net income			1,476	875	484
CPRL (Parent Guarantor) [Member]
Less:
Other income and charges			3	1
Net interest (income) expense				(1)
(Loss) income before income tax expense and equity in net earnings of subsidiaries			(3)
Less: Income tax (recovery) expense			(1)
Add: Equity in net earnings of subsidiaries			1,478	875	484
Net income			1,476	875	484
CPRC (Subsidiary Issuer) [Member]
Revenues
Freight			4,524	4,201	3,968
Other			130	128	126
Total revenues			4,654	4,329	4,094
Operating expenses
Compensation and benefits			949	1,027	1,103
Fuel			779	751	768
Materials			156	125	137
Equipment rents			137	150	165
Depreciation and amortization			396	416	389
Purchased services and other			706	690	749
Asset impairments					88
Labour restructuring			(4)	(6)	51
Total operating expenses			3,119	3,153	3,450
Operating income			1,535	1,176	644
Less:
Other income and charges			46	28	30
Net interest (income) expense			250	211	243
(Loss) income before income tax expense and equity in net earnings of subsidiaries			1,239	937	371
Less: Income tax (recovery) expense			320	243	101
Add: Equity in net earnings of subsidiaries			559	181	214
Net income			1,478	875	484
Non-Guarantor Subsidiaries [Member]
Revenues
Freight			1,940	1,781	1,582
Other			357	364	304
Total revenues			2,297	2,145	1,886
Operating expenses
Compensation and benefits			403	358	371
Fuel			269	253	231
Materials			37	35	29
Equipment rents			18	23	41
Depreciation and amortization			156	149	150
Purchased services and other			610	649	580
Asset impairments				435	177
Labour restructuring				(1)	2
Total operating expenses			1,493	1,901	1,581
Operating income			804	244	305
Less:
Other income and charges			(30)	(12)	7
Net interest (income) expense			32	68	33
(Loss) income before income tax expense and equity in net earnings of subsidiaries			802	188	265
Less: Income tax (recovery) expense			243	7	51
Net income			559	181	214
Consolidating Adjustments and Eliminations [Member]
Revenues
Other			(331)	(341)	(285)
Total revenues			(331)	(341)	(285)
Operating expenses
Purchased services and other			(331)	(341)	(285)
Total operating expenses			(331)	(341)	(285)
Less:
Add: Equity in net earnings of subsidiaries			(2,037)	(1,056)	(698)
Net income			CAD (2,037)	CAD (1,056)	CAD (698)